ACQUISITION	12 Months Ended
Dec. 31, 2014
ACQUISITION [Abstract]
ACQUISITION

6.   ACQUISITION

a.	Acquisition of Anhui Youle Fashion Hotel Management Co., Ltd. and Anhui Meibang Hotel Management Co., Ltd.

(collectively "eJia Express")

The Group and eJia Express entered into an equity transfer agreement in June 2012 under which the Group acquired 100% equity of eJia Express, whose primary assets included 13 leased-and-operated hotels located in Anhui province of China. Accordingly, eJia Express has been consolidated by the Group since July 1, 2012. Total purchase price for this acquisition amounted to RMB 48,214. The acquisition resulted in the recognition of goodwill, intangible assets (favorable leases) and unfavorable lease liability amounting to RMB 41,970, RMB 6,748 and RMB 6,231, respectively.

No significant contingencies were identified which should be valued. eJia Express contributed net revenues of RMB 13,472 and incurred net loss of RMB 11,180 from July 1, 2012 through December 31, 2012.

b.	Acquisition of Anhui Shanghai Xurun Hotel Management Co., Ltd. ("Shanghai Xurun")

The Group and Shanghai Xurun entered into an equity transfer agreement in June 2012 under which the Group acquired 100% equity of Shanghai Xurun, whose primary assets included one leased-and-operated hotel. Accordingly, Shanghai Xurun has been consolidated by the Group since July 1, 2012. Total purchase price for this acquisition amounted to RMB 420. The acquisition resulted in the recognition of goodwill amounting to RMB 12,354.

No significant contingencies were identified which should be valued. Shanghai Xurun contributed net revenues of RMB 2,745 and incurred net loss of RMB 759 from July 1, 2012 through December 31, 2012.

c.	Acquisition of Shanghai Junxing Hotel Management Co., Ltd. ("Shanghai Junxing")

The Group and Shanghai Junxing entered into an equity transfer agreement in November 2012, under which Group acquired 100% equity of Shanghai Junxing, whose primary assets included one leased-and-operated hotel. Accordingly, Shanghai Junxing has been consolidated by the Group since November 1, 2012. Total purchase price for this acquisition amounted to RMB 0. The acquisition resulted in the recognition of goodwill and intangible assets (favorable leases) amounting to RMB 2,579 and RMB 2,907, respectively.

No significant contingencies were identified which should be valued. Shanghai Junxing contributed net revenues of RMB 893 and incurred net loss of RMB 1,143 from November 1, 2012 through December 31, 2012.

d.	Acquisition of Yunshang Siji Hotel Management Co., Ltd. ("Fairyland")

On May 1, 2014, to further strengthen the Group's geographic diversity plans and multi-brand strategy, the Group completed the transaction to acquire 100% equity interest in Fairyland, an economy hotel chain consisting of 26 leased-and-operated hotels and 10 franchised-and-managed hotels principally located in Yunnan Province of China, with total cash consideration of RMB 121,327. The Group obtained control over Fairyland and has consolidated its financial statements since then. Total acquisition costs were RMB 691, which were expensed as incurred in the year ended December 31, 2014.

Purchase Price Allocation

The total purchase price was allocated to Fairyland’s tangible assets, identifiable intangible assets, and assumed liabilities based on their estimated fair values as set forth below. The excess of (i) the total of cost of acquisition, over (ii) the fair value of the identifiable net assets of Fairyland is recorded as goodwill. The Group makes estimates and judgments in determining the fair value of the acquired assets and assumed liabilities, based on its experience with similar assets and liabilities in similar industries. In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of Fairyland’s business.

Allocation of purchase price:

		Useful life
Fair value of net tangible assets acquired	29,952
Intangible assets-favorable lease (1)	30,055	remaining lease terms
Intangible assets-franchise agreement (2)	3,744	1-10 years
Intangible assets-brand (3)	25,408	Indefinite
Unfavorable lease liability (1)	(28,853)	remaining lease terms
Goodwill (4)	68,610
Net deferred tax liability, non-current	(7,589)
Total purchase price	121,327

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the date of acquisition:

Cash and cash equivalents	35,974
Trade and other receivables	18,523
Consumables	1,197
Total current assets	55,694

Property and equipment, net	154,267
Intangible assets, net	251
Deferred tax assets, non-current	9,075
Total assets	219,287

Short-term loan	73,000
Notes payable	30,000
Trade and other payables	49,221
Salary payable	5,280
Income tax and other tax payable	1,834
Long-term loan due within one year	15,000
Total current liabilities	174,335

Long-term loan	15,000
Total liabilities	189,335

Fair value of net tangible assets acquired (a)	29,952
Fair value of intangible assets and related net deferred tax liabilities acquired(b)	22,765
Cumulative considerations (c)	121,327
Goodwill (c - b - a)	68,610

(1)	Fair value of the leases was determined based on the incremental cash flow method. The amortization period of the favorable leases is based on the remaining lease term.

(2)	Fair value of the franchise agreement was determined based on relief-from-royaltymethod. The amortization period was from 1 year to 10 years based on the estimated remaining franchised agreements term.

(3)	Brand represents the registered trademark, Fairyland, which was registered in PRC China with remaining legal life of 6 years and can be renewed continually with minimal costs every 10 years. The brand is an intangible asset that relates to the name recognition of a company and its services. Fairyland is a well-recognized brand in the economy hotel industry in Yunnan Province of China. The useful life of the brand is indefinite. Fair value of the brand was determined based on the relief from royalty method.

(4)	Goodwill represents the expected synergies from combining operations of the Company and Fairyland, which are complementary in a way to each other, and any other intangible benefits that would accrue to the Company that do not qualify for separate recognition. In accordance with ASC 805, goodwill is not amortized but is tested for impairment and is not deductible for tax purpose.

No significant contingencies were identified which should be valued.

Fairyland contributed net revenues of RMB 84,657 and incurred net loss of RMB 1,487 from May 1, 2014 through December 31, 2014.

As if the above acquisitions entered into in year 2012 (Refer to Note 6 (a), 6(b), 6(c)), and 2014 (Refer to Note 6(d)) occurred on January 1, 2012 and January 1, 2014 respectively, the net revenues, income from operations and net income that would contributed by the above acquisitions would not be significant to the Group.